SCHEDULE OF SIGNIFICANT EXPENSE CATEGORIES REGULARLY REVIEWED BY THE CODM (Details) - USD ($) $ in Thousands		6 Months Ended
		Jun. 30, 2025	Jun. 30, 2024
Segment Reporting [Abstract]
Payroll and payroll related	[1]	$ 132	$ 37
Subcontractors and consultants	[1]	228	261
Professional services	[1]	130	120
Other		265	151
Share-based compensation		150	5
Loss (income) from change in fair value of convertible securities		326	379
Interest expense			18
Other expense, net		51	5
Deferred issuance costs		(88)	(91)
Net loss (income) from discontinued operations		58	(14)
Net loss		$ 1,252	$ 871

[1]	Excluding share-based compensation expenses and including costs capitalized as deferred issuance costs.